Quarterly Report
September 30, 2021
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 3.4%
Howmet Aerospace, Inc.	75,784	$2,364,461
KBR, Inc.	146,442	5,769,815
L3Harris Technologies, Inc.	24,064	5,299,855
Leidos Holdings, Inc.	36,390	3,498,171
		$16,932,302
Airlines – 0.8%
Alaska Air Group, Inc. (a)	40,557	$2,376,640
Delta Air Lines, Inc. (a)	36,941	1,574,056
		$3,950,696
Apparel Manufacturers – 1.0%
PVH Corp. (a)	22,645	$2,327,680
Skechers USA, Inc., “A” (a)	66,343	2,794,367
		$5,122,047
Automotive – 2.1%
Lear Corp.	28,979	$4,534,634
LKQ Corp. (a)	116,206	5,847,486
		$10,382,120
Broadcasting – 0.4%
Discovery Communications, Inc., “C” (a)	89,950	$2,183,087
Brokerage & Asset Managers – 2.8%
Apollo Global Management, Inc.	64,665	$3,982,717
Cboe Global Markets, Inc.	25,622	3,173,541
Invesco Ltd.	82,964	2,000,262
Raymond James Financial, Inc.	50,323	4,643,853
		$13,800,373
Business Services – 1.5%
Amdocs Ltd.	55,704	$4,217,350
Global Payments, Inc.	20,992	3,307,919
		$7,525,269
Cable TV – 0.2%
Altice USA, Inc., “A” (a)	50,728	$1,051,084
Chemicals – 2.2%
Celanese Corp.	25,508	$3,842,525
Eastman Chemical Co.	52,619	5,300,838
FMC Corp.	17,829	1,632,423
		$10,775,786
Computer Software – 0.3%
McAfee Corp.	72,959	$1,613,123
Computer Software - Systems – 1.5%
Verint Systems, Inc. (a)	36,170	$1,620,055
Zebra Technologies Corp., “A” (a)	11,834	6,099,480
		$7,719,535

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 5.4%
Armstrong World Industries, Inc.	20,515	$1,958,567
Fortune Brands Home & Security, Inc.	35,857	3,206,333
Masco Corp.	65,941	3,663,022
Mid-America Apartment Communities, Inc., REIT	28,254	5,276,434
Stanley Black & Decker, Inc.	29,302	5,136,934
Toll Brothers, Inc.	87,758	4,852,140
Vulcan Materials Co.	17,531	2,965,544
		$27,058,974
Consumer Products – 1.2%
Energizer Holdings, Inc.	52,167	$2,037,121
Newell Brands, Inc.	109,657	2,427,806
Reynolds Consumer Products, Inc.	63,269	1,729,775
		$6,194,702
Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	30,645	$2,695,534
Containers – 3.4%
Berry Global, Inc. (a)	61,925	$3,769,994
Crown Holdings, Inc.	28,476	2,869,811
Graphic Packaging Holding Co.	191,884	3,653,472
Owens Corning	36,716	3,139,218
WestRock Co.	72,523	3,613,821
		$17,046,316
Electrical Equipment – 2.6%
Johnson Controls International PLC	97,285	$6,623,163
Sensata Technologies Holding PLC (a)	59,574	3,259,889
TE Connectivity Ltd.	23,160	3,178,015
		$13,061,067
Electronics – 3.3%
Corning, Inc.	95,371	$3,480,088
Marvell Technology, Inc.	84,017	5,067,065
NXP Semiconductors N.V.	23,148	4,533,999
ON Semiconductor Corp. (a)	74,889	3,427,669
		$16,508,821
Energy - Independent – 3.8%
Cabot Oil & Gas Corp.	104,829	$2,281,079
Devon Energy Corp.	100,907	3,583,208
Diamondback Energy, Inc.	35,224	3,334,656
Hess Corp.	42,465	3,316,941
Pioneer Natural Resources Co.	24,641	4,102,973
Valero Energy Corp.	32,254	2,276,165
		$18,895,022
Engineering - Construction – 0.8%
Quanta Services, Inc.	33,587	$3,822,872
Food & Beverages – 2.9%
Archer Daniels Midland Co.	47,082	$2,825,391
Coca-Cola Europacific Partners PLC	56,772	3,138,924
Ingredion, Inc.	25,959	2,310,610
J.M. Smucker Co.	22,473	2,697,434
Kellogg Co.	52,138	3,332,661
		$14,305,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.1%
Albertsons Cos., Inc., “A”	119,340	$3,715,054
Kroger Co.	38,449	1,554,493
		$5,269,547
Gaming & Lodging – 0.5%
Wyndham Hotels & Resorts, Inc.	33,434	$2,580,770
General Merchandise – 0.6%
Dollar Tree, Inc. (a)	33,343	$3,191,592
Insurance – 8.9%
American International Group, Inc.	59,549	$3,268,645
Arthur J. Gallagher & Co.	44,222	6,573,600
Assurant, Inc.	27,910	4,402,803
Athene Holding Ltd. (a)	59,762	4,115,809
Cincinnati Financial Corp.	24,665	2,817,236
Equitable Holdings, Inc.	147,742	4,379,073
Everest Re Group Ltd.	15,664	3,928,218
Hanover Insurance Group, Inc.	18,042	2,338,604
Hartford Financial Services Group, Inc.	94,154	6,614,318
Reinsurance Group of America, Inc.	24,319	2,705,732
Willis Towers Watson PLC	15,339	3,565,704
		$44,709,742
Leisure & Toys – 2.0%
Brunswick Corp.	33,742	$3,214,600
Electronic Arts, Inc.	21,341	3,035,757
Mattel, Inc. (a)	123,568	2,293,422
Polaris, Inc.	13,684	1,637,428
		$10,181,207
Machinery & Tools – 4.8%
Eaton Corp. PLC	40,412	$6,033,916
Ingersoll Rand, Inc. (a)	72,921	3,675,948
ITT, Inc.	31,706	2,721,643
PACCAR, Inc.	51,596	4,071,956
Regal Beloit Corp.	28,187	4,237,634
Wabtec Corp.	37,806	3,259,255
		$24,000,352
Major Banks – 2.1%
Comerica, Inc.	41,212	$3,317,566
KeyCorp	186,237	4,026,444
State Street Corp.	34,340	2,909,285
		$10,253,295
Medical & Health Technology & Services – 4.5%
AmerisourceBergen Corp.	26,286	$3,139,863
ICON PLC (a)	14,856	3,892,569
Laboratory Corp. of America Holdings (a)	14,326	4,031,909
Medical Properties Trust, Inc., REIT	41,975	842,438
Premier, Inc., “A”	40,558	1,572,028
Quest Diagnostics, Inc.	24,676	3,585,670
Syneos Health, Inc. (a)	16,326	1,428,199
Universal Health Services, Inc.	28,597	3,956,967
		$22,449,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.9%
Dentsply Sirona, Inc.	55,009	$3,193,273
Hologic, Inc. (a)	32,025	2,363,765
PerkinElmer, Inc.	25,416	4,404,339
Zimmer Biomet Holdings, Inc.	30,240	4,425,926
		$14,387,303
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	17,690	$1,560,258
Natural Gas - Pipeline – 1.1%
Equitrans Midstream Corp.	69,705	$706,809
Plains GP Holdings LP	219,697	2,367,235
Targa Resources Corp.	50,466	2,483,432
		$5,557,476
Network & Telecom – 0.9%
Motorola Solutions, Inc.	20,198	$4,692,399
Oil Services – 0.4%
Halliburton Co.	80,390	$1,738,032
Other Banks & Diversified Financials – 7.5%
Discover Financial Services	35,660	$4,380,831
East West Bancorp, Inc.	35,363	2,742,047
Element Fleet Management Corp.	208,428	2,103,040
Northern Trust Corp.	34,149	3,681,604
Prosperity Bancshares, Inc.	38,034	2,705,358
Signature Bank	13,923	3,790,955
SLM Corp.	243,444	4,284,614
SVB Financial Group (a)	6,517	4,215,717
Umpqua Holdings Corp.	134,475	2,723,119
Wintrust Financial Corp.	28,152	2,262,576
Zions Bancorp NA	74,533	4,612,847
		$37,502,708
Pharmaceuticals – 0.8%
Organon & Co.	69,094	$2,265,592
Viatris, Inc.	117,893	1,597,450
		$3,863,042
Pollution Control – 0.8%
Republic Services, Inc.	34,467	$4,138,108
Real Estate – 6.0%
Annaly Mortgage Management, Inc., REIT	125,365	$1,055,573
Boston Properties, Inc., REIT	14,565	1,578,118
Brixmor Property Group, Inc., REIT	138,649	3,065,529
Host Hotels & Resorts, Inc., REIT (a)	165,487	2,702,403
Life Storage, Inc., REIT	56,245	6,453,551
Spirit Realty Capital, Inc., REIT	41,945	1,931,148
STAG Industrial, Inc., REIT	42,105	1,652,621
Sun Communities, Inc., REIT	25,261	4,675,811
VICI Properties, Inc., REIT	139,633	3,966,974
W.P. Carey, Inc., REIT	43,058	3,144,956
		$30,226,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.5%
Aramark	74,907	$2,461,444
Performance Food Group Co. (a)	25,380	1,179,155
Wendy's Co.	179,187	3,884,774
		$7,525,373
Specialty Chemicals – 3.4%
Ashland Global Holdings, Inc.	36,501	$3,252,969
Axalta Coating Systems Ltd. (a)	133,888	3,908,191
Corteva, Inc.	90,165	3,794,143
DuPont de Nemours, Inc.	52,182	3,547,854
Univar Solutions, Inc. (a)	104,534	2,490,000
		$16,993,157
Specialty Stores – 0.4%
Urban Outfitters, Inc. (a)	68,607	$2,036,942
Telecommunications - Wireless – 0.8%
Liberty Broadband Corp. (a)	23,033	$3,977,799
Trucking – 0.5%
Knight-Swift Transportation Holdings, Inc.	50,770	$2,596,886
Utilities - Electric Power – 7.1%
AES Corp.	157,794	$3,602,437
Ameren Corp.	37,879	3,068,199
CenterPoint Energy, Inc.	129,964	3,197,114
CMS Energy Corp.	64,632	3,860,469
Edison International	41,661	2,310,936
Eversource Energy	48,166	3,938,052
PG&E Corp. (a)	429,153	4,119,869
Pinnacle West Capital Corp.	48,878	3,536,812
Public Service Enterprise Group, Inc.	72,846	4,436,321
Sempra Energy	26,093	3,300,765
		$35,370,974
Total Common Stocks		$495,447,039
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	5,572,761	$5,572,761

Other Assets, Less Liabilities – (0.1)%		(488,874)
Net Assets – 100.0%		$500,530,926
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,572,761 and $495,447,039, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$495,447,039	$—	$—	$495,447,039
Mutual Funds	5,572,761	—	—	5,572,761
Total	$501,019,800	$—	$—	$501,019,800
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,444,072	$86,354,133	$87,225,444	$—	$—	$5,572,761

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,771	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.